Intangible Assets and Goodwill - Shedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, Beginning	$ 176,595	$ 227,763
Goodwill deconsolidated during period		(51,168)
Goodwill acquired of fuboTV Pre-Merger during period	562,908
Less: transfer to asset held for sale	(28,541)
Balance, Ending	$ 710,962	$ 176,595